RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 14, 2022
Related Party Transaction [Line Items]
Annual interest rate	4.75%
Qilun Culture (Shenzhen) [Member]
Related Party Transaction [Line Items]
Ownership percentage		100.00%
Qilun Culture (Shenzhen) [Member] | Qilun Holding (Shenzhen) [Member]
Related Party Transaction [Line Items]
Ownership percentage		100.00%
UNIMOS Holdings Limited [Member] | Guangyi Sui [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%
Voting rights percentage	52.34%
Yuanheng Culture Art Creative Co., Ltd. [Member] | Ruowen Li [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Yuanheng Culture Art Creative Co., Ltd. [Member] | Ruowen Li's Mother [Member]
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Qilun Classical Art Creation (Shenzhen) Studio [Member]
Related Party Transaction [Line Items]
Annual interest rate	10.00%
Maturity date	Jul. 26, 2023
Interest receivable	$ 31,579